Due From/(To) Related Parties - Schedule of List of Related Parties (Details)	6 Months Ended
Dec. 31, 2024
Mr. Joseph Shu Sang Law [Member]
Related Party Transaction [Line Items]
Relation with the Group	Chairman of board of director
Mr. Tingjun Yang [Member]
Related Party Transaction [Line Items]
Relation with the Group	Co-chief executive officer and director
Mr. Ye Tao [Member]
Related Party Transaction [Line Items]
Relation with the Group	Co-chief executive officer
Mr. Zhiyong Lin [Member]
Related Party Transaction [Line Items]
Relation with the Group	Chief technical officer
Ms. Hui Wang [Member]
Related Party Transaction [Line Items]
Relation with the Group	Former chief financial officer